Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
20.	Selected Quarterly Financial Data (Unaudited)

(MILLIONS OF DOLLARS, EXCEPT PER COMMON SHARE DATA)	FIRST	SECOND	THIRD	FOURTH
2012:
Revenues	$1,047	$1,094	$1,019	$1,176
Costs and expenses(a)	851	818	800	1,022
Restructuring charges and certain acquisition-related costs	25	24	6	80

Income before provision for taxes on income	171	252	213	74
Provision for taxes on income(b)	59	79	52	84

Net income/(loss) before allocation to noncontrolling interests	112	173	161	(10)
Less: Net income/(loss) attributable to noncontrolling interests	1	0	(1)	—

Net income/(loss) attributable to Zoetis	$111	$173	$162	$(10)

Earnings/(loss) per common share—basic and diluted(c)	$0.22	$0.35	$0.32	$(0.02)

2011:
Revenues	$983	$1,074	$1,049	$1,127
Costs and expenses	834	950	850	1,051
Restructuring charges and certain acquisition-related costs	37	20	51	46

Income before provision for taxes on income	112	104	148	30
Provision for taxes on income(b)	35	38	53	20

Net income before allocation to noncontrolling interests	77	66	95	10
Less: Net income attributable to noncontrolling interests	1	—	1	1

Net income attributable to Zoetis	$76	$66	$94	$9

Earnings per common share—basic and diluted(c)	$0.15	$0.13	$0.19	$0.02

(a)

Costs and expenses in the fourth quarter reflect seasonal trends as well as specific costs associated with the build-up of our capabilities as a standalone company and costs associated with establishing our own compensation plans.

(b)

The income tax provision in the combined statements of income has been calculated as if Zoetis filed a separate tax return. The tax rate for the fourth quarter of 2012 includes tax costs related to uncertain tax positions, substantially all of which will remain with Pfizer, and to a lesser extent, tax costs associated with repatriation decisions among others. See Notes to Combined Financial Statements—Note 19D. Subsequent Events—Agreements with Pfizer.

(c)

The weighted average common shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using an aggregate of 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the IPO. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the IPO.

Basic and diluted EPS are computed independently for each of the periods presented. Accordingly, the sum of the quarterly EPS amounts may not agree to the total for the year.

Our historical combined quarterly financial data may not be representative of the results we would have achieved as a standalone company.